Notes to the consolidated statements of income	3 Months Ended
Mar. 31, 2026
Notes to the consolidated statements of income
Notes to the consolidated statements of income

2.    Notes to the consolidated statements of income

a)    Revenue

As of January 1, 2026, one of the Company’s agreements previously classified as an insurance contract was amended, effectively removing the transfer of significant insurance risk. As such, revenue from this contract is now recorded in accordance with IFRS 15, Revenues from Contracts with Customers, and is no longer included within revenue from insurance contracts. The Company has recognized the following revenue in the consolidated statements of income for the three months ended March 31, 2026 and 2025:

Revenue

in € K

	Revenue from	Revenue from
	contracts with	insurance	Revenue from
	customers	contracts	lease contracts	Total

	For the three months ended March 31, 2026
Healthcare services	3,144,507	—	—	3,144,507
Healthcare products	1,001,887	—	18,734	1,020,621
Insurance contracts	—	447,019	—	447,019
Total	4,146,394	447,019	18,734	4,612,147

	For the three months ended March 31, 2025
	Revenue from	Revenue from
	contracts with	insurance	Revenue from
	customers	contracts	lease contracts	Total
Healthcare services	3,276,313	—	—	3,276,313
Healthcare products	1,079,191	—	22,590	1,101,781
Insurance contracts	—	503,360	—	503,360
Total	4,355,504	503,360	22,590	4,881,454

The following table contains a disaggregation of revenue by categories for the three months ended March 31, 2026 and 2025:

Disaggregation of revenue by categories

in € K

	For the three months ended
	March 31,
	2026	2025
Care Delivery	3,293,568	3,446,829
Thereof: U.S.	2,765,420	2,891,270
Thereof: International	528,148	555,559
Value-Based Care	490,370	529,491
Care Enablement	1,298,993	1,366,932
Inter-segment eliminations	(470,784)	(461,798)
Total	4,612,147	4,881,454

For further information on segment revenues, including a split between revenue from internal and external customers, see note 12.

b)    Selling, general, and administrative expense

Selling, general and administrative expense recorded in the consolidated statements of income comprises both distribution costs as well as general and administrative expense. Distribution costs are generated in the selling, marketing, and warehousing functions of the Company which are not attributable to production or research and development (R&D). General and administrative expense is generated in the administrative function of the Company’s business and is not attributable to selling, production, or R&D.

The following table discloses the distribution costs as well as general and administrative expense recorded by the Company for the three months ended March 31, 2026 and 2025:

Selling, general and administrative expense

in € K

	For the three months ended
	March 31,
	2026	2025
Distribution costs(1)	147,535	156,485
General and administrative expense(1)	601,403	594,201
Selling, general and administrative expense	748,938	750,686

(1)

The Company reclassified €34,008 from “Distribution costs” to “General and administrative expense” for the three months ended March 31, 2025 as a result of a change in accounting policy made to improve the presentation of core administrative functions that support the Company’s operational infrastructure, particularly in relation to patient service-related costs within the revenue cycle management process, including insurance verification, pre-authorizations, coding, claims submission, cash posting, and denial management.

c)    Other operating income and expense

The following table contains reconciliations of the amounts included in other operating income and expense for the three months ended March 31, 2026 and 2025:

Other operating income

in € K

	For the three months ended
	March 31,
	2026	2025
Foreign exchange gains	124,746	114,916
Gains on right-of-use assets, from the sale of fixed assets, clinics and investments	15,375	2,461
Income from strategic transactions and programs	—	454
Other	18,264	23,484
Other operating income	158,385	141,315

Other operating expense

in € K

	For the three months ended
	March 31,
	2026	2025
Foreign exchange losses	128,508	122,177
Losses on right-of-use assets, from the sale of fixed assets, clinics and investments	947	1,336
Revaluation of certain investments (1)	6,360	67,606
Expenses from strategic transactions and programs	134,988	24,883
Other	34,954	31,566
Other operating expense	305,757	247,568
(1)	Primarily driven by the remeasurement of the Company’s investment in Humacyte, Inc. for the three months ended March 31, 2026 and 2025.

Included within the “income from strategic transactions and programs” line item in other operating income are the gains from divestitures of certain businesses in connection with strategic programs such as Legacy Portfolio Optimization, defined below.

Included within the “expenses from strategic transactions and programs” line item in other operating expense are the proposed and completed divestitures as well as associated impairment losses of certain businesses in connection with strategic programs such as Legacy Portfolio Optimization, defined below, and the transformation of the Company’s operating structure and steps to achieve cost savings (FME25+ Program). Consistent with the Company’s policy to present impairment losses within other operating expense, such costs related to cost of revenues, selling, general and administrative expense, or R&D expenses are included within other operating expense. “Expenses from strategic transactions and programs” primarily consist of:

●	strategic divestiture program expenses identified during the review of the Company’s business portfolio, mainly due to exiting unsustainable markets and divesting non-core businesses, as well as the cessation of certain R&D programs to enable more focused capital allocation towards areas in the Company’s core business that are expected to have higher profitable growth (Legacy Portfolio Optimization). For the three months ended March 31, 2026, the amounts primarily relate to costs associated with the 2025 divestiture of select assets of the Company’s wholly owned Spectra Laboratories. For the three months ended March 31, 2025, the amounts primarily include the proposed divestitures of renal dialysis clinics in Brazil and Malaysia, renal dialysis clinics and products business in Kazakhstan, and select assets of the Company’s wholly owned Spectra Laboratories, as well as related severance payments, and impairment losses resulting from the measurement of assets held for sale (related to the Company’s businesses in Brazil, Kazakhstan, and Malaysia). For the three months ended March 31, 2026, the Company recorded a gain related to reclassification adjustments of foreign currency translation in the amount of €481, none of which is related to the Legacy Portfolio Optimization program. For the three months ended March 31, 2025, the Company recorded a loss related to reclassification adjustments of foreign currency translation in the amount of €1,005, none of which is related to the Legacy Portfolio Optimization program. Reclassification adjustments of foreign currency translation that do not relate to strategic programs are included in the “other” line item in the table above;
●	certain impairment losses and expenses in connection with the FME25+ Program; and
●	certain costs associated with the change of the legal form of the Company from a partnership limited by shares (Kommanditgesellschaft auf Aktien – KGaA) into an AG (the Conversion) in 2023, primarily related to the requisite relabeling of its products, transaction costs (such as costs for external advisors and conducting an extraordinary general meeting) and costs related to the establishment of dedicated administrative functions required to manage certain services which historically had been administered at the Fresenius SE group level and paid by the Company through corporate charges (Legal Form Conversion Costs).

Expenses from strategic transactions and programs comprised the following for the three months ended March 31, 2026 and 2025:

Expenses from strategic transactions and programs

in € K

	For the three months ended
	March 31,
	2026	2025
Impairment of intangible and tangible assets(1)	105,136	1,607
Legacy Portfolio Optimization	—	1,607
FME25+ Program	105,136	—
Impairment resulting from the measurement of assets held for sale	—	6,018
Legacy Portfolio Optimization	—	6,018
Loss from the sale of business	650	—
Legacy Portfolio Optimization	650	—
Other(1)	29,202	17,258
FME25+ Program	18,412	—
Legacy Portfolio Optimization	10,790	16,949
Legal Form Conversion Costs	—	309
Expenses from strategic transactions and programs	134,988	24,883
(1)	For the three months ended March 31, 2026 and 2025, the amounts primarily relate to selling, general and administrative expense.

d)    Earnings per share

The following table contains reconciliations of the numerators and denominators of the basic and diluted earnings per share computations for the three months ended March 31, 2026 and 2025:

Reconciliation of basic and diluted earnings per share

in € K, except share and per share data

	For the three months ended
	March 31,
	2026	2025
Numerator:
Net income attributable to shareholders of FME AG	117,529	151,221

Denominators:
Weighted average number of shares outstanding	275,246,345	293,413,449
Potentially dilutive shares (see note 9)	—	—

Basic earnings per share	0.43	0.52
Diluted earnings per share	0.43	0.52

Share buyback program

On the basis of the authorization granted by the Company’s Annual General Meeting on May 20, 2021, to conduct a share buyback program, the Company launched its €1,000,000 share buyback program (excluding ancillary transaction costs) in two tranches to be completed within two years by August 10, 2027. The acquired shares will be used predominantly to reduce the registered share capital of the Company by cancelling them and, to a significantly lesser extent, may be used for allocations under incentive-based compensation plans. Under the first tranche, shares were to be acquired up to a maximum of €600,000 including any true-ups over a period ending latest April 30, 2026. The first tranche of the Company’s share buyback program was initiated on August 11, 2025 and completed ahead of schedule on December 29, 2025, under which 14,124,564 shares were repurchased for €586,450 (including true-ups). On January 9, 2026, the Company announced that it would accelerate its share buyback program and start the repurchase of the second tranche, under which the Company planned to repurchase a total amount of around €413,550 from January 12 to May 8, 2026. As of March 31, 2026, the Company held 23,324,964 treasury shares. The remaining liability related to the shares yet to be repurchased of €67,384 under the second tranche are recorded as financial liabilities within the Company’s consolidated balance sheets. As of April 30, 2026, the Company repurchased 24,848,819 shares, or 8.5% of share capital, completing the program significantly earlier than originally planned, after less than a year.

The following tabular disclosure provides the number of shares acquired in the context of the share buy-back program:

Treasury Stock

			Total number of
			shares purchased	Maximum value of
			and retired	shares that may yet
			as part of publicly	be purchased under
	Total number of	Average price per	announced plans or	the plans or
Period	shares purchased	share	programs	programs
		in €		in € K

August 2025	2,084,733	42.68	2,084,733	511,021
September 2025	1,479,790	42.45	1,479,790	448,210
October 2025	788,260	46.38	788,260	411,651
November 2025	4,164,232	41.10	4,164,232	240,485
December 2025	5,607,549	40.26	5,607,549	—
January 2026	2,898,373	37.29	2,898,373	305,474
February 2026	2,596,794	39.67	2,596,794	202,449
March 2026	3,705,233	38.72	3,705,233	58,973
Total repurchased treasury stock (1)	23,324,964	40.29	23,324,964	58,973
(1)	The difference between the maximum value of shares that may yet be purchased under the Company’s share buy-back program and the liability for such shares as of March 31, 2026 and December 31, 2025 results from the timing of payments made for share repurchases on a weekly basis. The difference is recorded in the Consolidated statements of equity within Additional paid-in capital.